Supplemental Guarantor Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Supplemental Guarantor Condensed Consolidating Financial Statements
13.	Supplemental Guarantor Condensed Consolidating Financial Statements

Basis of Presentation

Substantially all of our existing and future material domestic 100% owned subsidiaries (which are referred to as the Guarantor Subsidiaries) fully and unconditionally guarantee our senior notes due in 2024 and 2026 on a joint and several basis. However, a subsidiary’s guarantee may be released in certain customary circumstances such as a sale of the subsidiary or all or substantially all of its assets in accordance with the indenture applicable to the notes. The Guarantor Subsidiaries are combined in the presentation below.

These consolidating financial statements are presented on the equity method. Under this method, our investments are recorded at cost and adjusted for our ownership share of a subsidiary’s cumulative results of operations, capital contributions and distributions, and other equity changes. You should read the condensed consolidating financial information of the Guarantor Subsidiaries in connection with our condensed consolidated financial statements and related notes of which this note is an integral part. These consolidating financial statements have been updated subsequent to the filing of the Form 10-K for the year ended December 31, 2017 to reflect the adoption of certain new accounting standards in the first quarter of 2018.

Distributions

There are no significant restrictions on the ability of the Guarantor Subsidiaries to make distributions to us.

STATEMENT OF COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2017
	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Tenneco Inc. (Parent Company)	Reclass & Elims	Consolidated
	(Millions)
Revenues
Net sales and operating revenues—
External	$3,889	$5,385	$—	$—	$9,274
Affiliated companies	540	640	—	(1,180)	—

	4,429	6,025	—	(1,180)	9,274

Costs and expenses
Cost of sales (exclusive of depreciation and amortization shown below)	3,769	5,220	—	(1,180)	7,809
Goodwill impairment charge	—	11	—	—	11
Engineering, research, and development	77	81	—	—	158
Selling, general, and administrative	352	284	—	—	636
Depreciation and amortization of other intangibles	88	136	—	—	224

	4,286	5,732	—	(1,180)	8,838

Other income (expense)
Loss on sale of receivables	(2)	(3)	—	—	(5)
Other income (expense)	(16)	55	—	(53)	(14)

	(18)	52	—	(53)	(19)

Earnings (loss) before interest expense, income taxes, noncontrolling interests and equity in net income from affiliated companies	125	345	—	(53)	417

Interest expense—
External (net of interest capitalized)	19	5	49	—	73
Affiliated companies (net of interest income)	(15)	6	9	—	—

Earnings (loss) before income taxes, noncontrolling interests and equity in net income from affiliated companies	121	334	(58)	(53)	344

Income tax (benefit) expense	(12)	82	—	—	70
Equity in net income from affiliated companies	149	—	265	(414)	—

Net income	282	252	207	(467)	274

Less: Net income attributable to noncontrolling interests	—	67	—	—	67

Net income attributable to Tenneco Inc.	$282	$185	$207	$(467)	$207

Comprehensive income attributable to Tenneco Inc.	$282	$185	$331	$(467)	$331

STATEMENT OF COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2016
	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Tenneco Inc. (Parent Company)	Reclass & Elims	Consolidated
	(Millions)
Revenues
Net sales and operating revenues—
External	$3,865	$4,734	$—	$—	$8,599
Affiliated companies	526	747	—	(1,273)	—

	4,391	5,481	—	(1,273)	8,599

Costs and expenses
Cost of sales (exclusive of depreciation and amortization shown below)	3,714	4,675	—	(1,273)	7,116
Engineering, research, and development	76	78	—	—	154
Selling, general, and administrative	235	277	1	—	513
Depreciation and amortization of other intangibles	86	126	—	—	212

	4,111	5,156	1	(1,273)	7,995

Other income (expense)
Loss on sale of receivables	(2)	(3)	—	—	(5)
Other income (expense)	(91)	23	—	(15)	(83)

	(93)	20	—	(15)	(88)

Earnings (loss) before interest expense, income taxes, noncontrolling interests and equity in net income from affiliated companies	187	345	(1)	(15)	516

Interest expense—
External (net of interest capitalized)	(2)	4	90	—	92
Affiliated companies (net of interest income)	(12)	7	5	—	—

Earnings (loss) before income taxes, noncontrolling interests and equity in net income from affiliated companies	201	334	(96)	(15)	424

Income tax (benefit) expense	(97)	97	—	—	—
Equity in net income from affiliated companies	166	—	452	(618)	—

Net income	464	237	356	(633)	424

Less: Net income attributable to noncontrolling interests	—	68	—	—	68

Net income attributable to Tenneco Inc.	$464	$169	$356	$(633)	$356

Comprehensive income attributable to Tenneco Inc.	$464	$169	$356	$(633)	$356

STATEMENT OF COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2015
	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Tenneco Inc. (Parent Company)	Reclass & Elims	Consolidated
	(Millions)
Revenues
Net sales and operating revenues—
External	$3,683	$4,498	$—	$—	$8,181
Affiliated companies	411	558	—	(969)	—

	4,094	5,056	—	(969)	8,181

Costs and expenses
Cost of sales (exclusive of depreciation and amortization shown below)	3,410	4,380	—	(969)	6,821
Engineering, research, and development	70	76	—	—	146
Selling, general, and administrative	184	295	3	—	482
Depreciation and amortization of other intangibles	87	116	—	—	203

	3,751	4,867	3	(969)	7,652

Other income (expense)
Loss on sale of receivables	(1)	(3)	—	—	(4)
Other income (expense)	28	3	—	(48)	(17)

	27	—	—	(48)	(21)

Earnings (loss) before interest expense, income taxes, noncontrolling interests and equity in net income from affiliated companies	370	189	(3)	(48)	508

Interest expense—
External (net of interest capitalized)	(2)	3	66	—	67
Affiliated companies (net of interest income)	54	(56)	2	—	—

Earnings (loss) before income taxes, noncontrolling interests and equity in net income from affiliated companies	318	242	(71)	(48)	441

Income tax expense	43	103	—	—	146
Equity in net income from affiliated companies	78	—	312	(390)	—

Net income	353	139	241	(438)	295

Less: Net income attributable to noncontrolling interests	—	54	—	—	54

Net income attributable to Tenneco Inc.	$353	$85	$241	$(438)	$241

Comprehensive income attributable to Tenneco Inc.	$353	$85	$121	$(438)	$121

BALANCE SHEET

	December 31, 2017
	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Tenneco Inc. (Parent Company)	Reclass & Elims	Consolidated
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$7	$308	$—	$—	$315
Restricted cash	—	3	—	—	3
Receivables, net	402	1,567	—	(648)	1,321
Inventories	383	486	—	—	869
Prepayments and other	99	192	—	—	291

Total current assets	891	2,556	—	(648)	2,799

Other assets:
Investment in affiliated companies	1,389	—	1,258	(2,647)	—
Notes and advances receivable from affiliates	791	19,119	3,967	(23,877)	—
Long-term receivables, net	8	1	—	—	9
Goodwill	22	27	—	—	49
Intangibles, net	5	17	—	—	22
Deferred income taxes	161	43	—	—	204
Other	66	78	—	—	144

	2,442	19,285	5,225	(26,524)	428

Plant, property, and equipment, at cost	1,478	2,530	—	—	4,008
Less—Accumulated depreciation and amortization	(934)	(1,459)	—	—	(2,393)

	544	1,071	—	—	1,615

Total assets	$3,877	$22,912	$5,225	$(27,172)	$4,842

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short-term debt (including current maturities of long-term debt)
Short-term debt—non-affiliated	$—	$83	$—	$—	$83
Short-term debt—affiliated	408	148	—	(556)	—
Accounts payable	562	1,232	—	(89)	1,705
Accrued taxes	8	37	—	—	45
Other	203	221	12	(3)	433

Total current liabilities	1,181	1,721	12	(648)	2,266

Long-term debt—non-affiliated	632	12	714	—	1,358
Long-term debt—affiliated	1,093	18,981	3,803	(23,877)	—
Deferred income taxes	—	11	—	—	11
Pension, postretirement benefits and other liabilities	296	127	—	—	423
Commitments and contingencies

Total liabilities	3,202	20,852	4,529	(24,525)	4,058

Redeemable noncontrolling interests	—	42	—	—	42

Tenneco Inc. Shareholders’ equity	675	1,972	696	(2,647)	696

Noncontrolling interests	—	46	—	—	46

Total equity	675	2,018	696	(2,647)	742

Total liabilities, redeemable noncontrolling interests and equity	$3,877	$22,912	$5,225	$(27,172)	$4,842

BALANCE SHEET

	December 31, 2016
	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Tenneco Inc. (Parent Company)	Reclass & Elims	Consolidated
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$9	$338	$—	$—	$347
Restricted cash	—	2	—	—	2
Receivables, net	386	1,412	—	(504)	1,294
Inventories	361	369	—	—	730
Prepayments and other	62	167	—	—	229

Total current assets	818	2,288	—	(504)	2,602

Other assets:
Investment in affiliated companies	1,211	—	1,207	(2,418)	—
Notes and advances receivable from affiliates	939	16,529	4,781	(22,249)	—
Long-term receivables, net	9	—	—	—	9
Goodwill	22	35	—	—	57
Intangibles, net	7	12	—	—	19
Deferred income taxes	47	23	129	—	199
Other	46	49	8	—	103

	2,281	16,648	6,125	(24,667)	387

Plant, property, and equipment, at cost	1,371	2,177	—	—	3,548
Less—Accumulated depreciation and amortization	(895)	(1,296)	—	—	(2,191)

	476	881	—	—	1,357

Total assets	$3,575	$19,817	$6,125	$(25,171)	$4,346

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short-term debt (including current maturities of long-term debt)
Short-term debt—non-affiliated	$—	$75	$15	$—	$90
Short-term debt—affiliated	167	187	—	(354)	—
Accounts payable	562	1,027	—	(88)	1,501
Accrued taxes	4	35	—	—	39
Other	147	243	15	(62)	343

Total current liabilities	880	1,567	30	(504)	1,973

Long-term debt—non-affiliated	—	12	1,282	—	1,294
Long-term debt—affiliated	1,543	16,466	4,240	(22,249)	—
Deferred income taxes	—	7	—	—	7
Postretirement benefits and other liabilities	297	115	—	—	412
Commitments and contingencies

Total liabilities	2,720	18,167	5,552	(22,753)	3,686

Redeemable noncontrolling interests	—	40	—	—	40

Tenneco Inc. Shareholders’ equity	855	1,563	573	(2,418)	573

Noncontrolling interests	—	47	—	—	47

Total equity	855	1,610	573	(2,418)	620

Total liabilities, redeemable noncontrolling interests and equity	$3,575	$19,817	$6,125	$(25,171)	$4,346

STATEMENT OF CASH FLOWS

	Year Ended December 31, 2017
	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Tenneco Inc. (Parent Company)	Reclass & Elims	Consolidated
	(Millions)
Operating Activities
Net cash provided (used) by operating activities	$284	$290	$(4)	$(53)	$517

Investing Activities
Proceeds from sale of assets	3	5	—	—	8
Proceeds from sale of equity interest	—	9	—	—	9
Cash payments for plant, property, and equipment	(148)	(246)	—	—	(394)
Cash payments for software related intangible assets	(16)	(9)	—	—	(25)
Proceeds from deferred purchase price of factored receivables	—	112	—	—	112
Other	(4)	(6)			(10)

Net cash used by investing activities	(165)	(135)	—	—	(300)

Financing Activities
Cash dividends	—	—	(53)	—	(53)
Retirement of long-term debt	(10)	(3)	(6)	—	(19)
Issuance of long-term debt	400	1	(264)	—	137
Debt issuance cost on long-term debt	(8)	—	—	—	(8)
Purchase of common stock under the share repurchase program	—	—	(169)	—	(169)
Issuance of common shares	—	—	(1)	—	(1)
Decrease in bank overdrafts	—	(7)	—	—	(7)
Net increase (decrease) in revolver borrowings and short-term debt excluding current maturities of long-term debt	246	5	(318)	—	(67)
Intercompany dividends and net (decrease) increase in intercompany obligations	(749)	(119)	815	53	—
Distribution to noncontrolling interests partners	—	(64)	—	—	(64)

Net cash (used) provided by financing activities	(121)	(187)	4	53	(251)

Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	—	3	—	—	3

Increase in cash, cash equivalents and restricted cash	(2)	(29)	—	—	(31)
Cash, cash equivalents and restricted cash, January 1	9	340	—	—	349

Cash, cash equivalents and restricted cash, December 31 (Note)	$7	$311	$—	$—	$318

Note:	Cash and cash equivalents include highly liquid investments with a maturity of three months or less at the date of purchase.

STATEMENT OF CASH FLOWS

	Year Ended December 31, 2016
	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Tenneco Inc. (Parent Company)	Reclass & Elims	Consolidated
	(Millions)
Operating Activities
Net cash provided (used) by operating activities	$176	$190	$23	$(15)	$374

Investing Activities
Proceeds from sale of assets	—	6	—	—	6
Cash payments for plant, property, and equipment	(117)	(208)	—	—	(325)
Cash payments for software related intangible assets	(13)	(7)	—	—	(20)
Proceeds from deferred purchase price of factored receivables	—	110	—	—	110

Net cash used by investing activities	(130)	(99)	—	—	(229)

Financing Activities
Retirement of long-term debt	—	(16)	(515)	—	(531)
Issuance of long-term debt	—	9	500	—	509
Debt issuance cost on long-term debt	—	—	(9)	—	(9)
Purchase of common stock under the share repurchase program	—	—	(225)	—	(225)
Issuance of common shares	—	—	13	—	13
Increase in bank overdrafts	—	10	—	—	10
Net increase in revolver borrowings and short-term debt excluding current maturities of long-term debt and short-term borrowings secured by accounts receivable	—	5	197	—	202
Intercompany dividends and net (decrease) increase in intercompany obligations	(39)	8	16	15	—
Distribution to noncontrolling interests partners	—	(55)	—	—	(55)

Net cash used by financing activities	(39)	(39)	(23)	15	(86)

Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	—	2	—	—	2

Increase in cash, cash equivalents and restricted cash	7	54	—	—	61
Cash, cash equivalents and restricted cash, January 1	2	286	—	—	288

Cash, cash equivalents and restricted cash, December 31 (Note)	$9	$340	$—	$—	$349

Note:	Cash and cash equivalents include highly liquid investments with a maturity of three months or less at the date of purchase.

STATEMENT OF CASH FLOWS

	Year Ended December 31, 2015
	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Tenneco Inc. (Parent Company)	Reclass & Elims	Consolidated
	(Millions)
Operating Activities
Net cash provided by operating activities	$204	$198	$60	$(47)	$415

Investing Activities
Proceeds from sale of assets	—	4	—	—	4
Cash payments for plant, property, and equipment	(114)	(172)	—	—	(286)
Cash payments for software related intangible assets	(16)	(7)	—	—	(23)
Proceeds from deferred purchase price of factored receivables	—	113			113

Net cash used by investing activities	(130)	(62)	—	—	(192)

Financing Activities
Retirement of long-term debt	—	(22)	(15)	—	(37)
Issuance of long-term debt	—	1	—	—	1
Debt issuance cost on long-term debt	—	—	(1)	—	(1)
Tax impact from stock-based compensation	—	—	—	—	—
Purchase of common stock under the share repurchase program	—	—	(213)	—	(213)
Issuance of common shares	—	—	1	—	1
Decrease in bank overdrafts	—	(22)	—	—	(22)
Net increase in revolver borrowings and short-term debt excluding current maturities of long-term debt and short-term borrowings secured by accounts receivable	—	20	82	—	102
Net increase in short-term borrowings secured by accounts receivable	—	—	30	—	30
Intercompany dividends and net increase (decrease) in intercompany obligations	(82)	(21)	56	47	—
Distribution to noncontrolling interests partners	—	(44)	—	—	(44)

Net cash used by financing activities	(82)	(88)	(60)	47	(183)

Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	—	(37)	—	—	(37)

(Decrease) increase in cash, cash equivalents and restricted cash	(8)	11	—	—	3
Cash, cash equivalents and restricted cash, January 1	10	275	—	—	285

Cash, cash equivalents and restricted cash, December 31 (Note)	$2	$286	$—	$—	$288

Note:	Cash and cash equivalents include highly liquid investments with a maturity of three months or less at the date of purchase.